Discontinued Operations (Details) - Schedule of Net Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Net Cash Flows [Abstract]
Net cash used in operating activities	$ (374,683)	$ (4,397,911)	$ (2,384,020)
Net cash generated from investing activities	35,548	342,158	1,292,107
Net cash (used in) generated from financing activities	(126,787)	3,591,469	(69,609)
Net cash outflow from discontinued operation	$ (465,922)	$ (464,284)	$ (1,161,522)